Income Taxes	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

	August 31, 2020	August 31, 2019

Expected federal income tax benefit at statutory rate	$1,041,213	$81,815
Nondeductible items	(127,358)	1,068
Change in valuation allowance	(913,855)	(80,747)
Income tax benefit	$—	$—

Significant components of the Company’s deferred tax assets at August 31, 2020 and 2019 are as follows:

	August 31, 2020	August 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$1,126,473	$212,618
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	1,128,436	214,581

Less: valuation allowance	(1,128,436)	(214,581)

Net deferred tax asset	$—	$—

The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2020 available to offset future federal taxable income, if any, of approximately $5,337,000 which will fully expire by the fiscal year ended August 31, 2040.  Accordingly, there is no current tax expense for the nine months ended August 31, 2020. In addition, the Company has research and development tax credit carry forwards of $1,963 at August 31, 2020, which are available to offset federal income taxes and fully expire by August 31, 2040. The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the twelve months ended August 31, 2020 and August 31, 2019.